Expense Example	Apr. 09, 2025 USD ($)
Simplify Target 15 Distribution ETF | Simplify Target 15 Distribution ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Simplify Target 25 Distribution ETF | Simplify Target 25 Distribution ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Simplify Barrier Income ETF | Simplify Barrier Income ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	$ 240